Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 67,728	$ 67,585	$ 67,185
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	32,697	32,209	34,500
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses.	10,920	12,393	10,517
Sundry charges [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	9,070	8,968	7,766
Depreciation and amortization [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,460	3,680	3,700
Board of Directors' participation [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,873	1,992	2,178
Insurance [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,302	1,748	1,272
Software licenses [member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,420	1,723	1,731
Subscriptions and quotes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,366	1,426	1,405
Communications [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	825	854	973
Donations [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	251	607	708
Maintenance and repairs [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	546	546	579
Consumption of materials and supplies
Disclosure of administrative expense [Line Items]
Administrative expenses.	242	398	393
Canons and tributes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	447	369	318
Short-term and low-value lease
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,554	294	611
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses.	525	278	255
Travel and mobility [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	230	100	153
Allowance for doubtful accounts [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 0	$ 0	$ 126